Note 32 Interest income breakdown by origin (Details) - EUR (€)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Interest income by origin [Line Items]
Interest income on financial assets held for trading		€ 518,000,000	€ 709,000,000
Interest income on financial assets designated at fair value through profit or loss		2,000,000	3,000,000
Interest Income For Financial Assets At Fair Value Through Other Comprehensive Income		814,000,000	681,000,000
Interest income on financial assets measures at amortized cost		8,849,000,000	9,780,000,000
Interest Income For Insurance Activity		508,000,000	477,000,000
Interest Income For Adjustment Interest On Accounting Coverage		(55,000,000)	(36,000,000)
Interest Income On Other Income	[1]	326,000,000	214,000,000
Interest income		€ 10,962,000,000	€ 11,828,000,000

[1]	(*) The balance includes the interest accrued from TLTRO III operations (See Note 21.1